LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
Defined contribution plans expense	$ 156,000	$ 206,000	$ 261,000